Geographic information:	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Geographic information:

16. Geographic information:

NXT conducts all of its survey operations from its head office in Canada, and has a one person administrative office in Colombia. NXT has no long term assets outside of Canada.

Revenues were derived from survey operations conducted in the following regions:

	2011		2010		2009
	$		$		$
USA		144,650		—		—
South America		—		443,011		3,683,326
		144,650		443,011		3,683,326